RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues	$ 5,843	$ 6,745	$ 3,336
Cost of revenues	4,715	1,659	1,111
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,245	1,248	1,008
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	731	763	771
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	913	1,002	1,067
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 274	$ 46	$ 148